Contractual obligations and deferred income	12 Months Ended
Dec. 31, 2021
Contractual obligations and deferred income
Contractual obligations and deferred income

17      Contractual obligations and deferred income

	December 31, 2021	December 31, 2020
Refund liability (i)	37,122	42,005
Sales of 'employees' payroll	783	2,348
Deferred income in leaseback agreement (ii)	5,678	6,665
Other contractual obligations	2,582	2,689
	46,165	53,707
Current	46,037	47,169
Non-current	128	6,538
	46,165	53,707
(i)	Refers to the customer’s right to return products, as mentioned in Note 11, the Company business cycle is comprehended from September to September for each year, being the provision reduced in the end of business cycle and estimated in the fourth quarter.
(ii)	In March 2018, the predecessor Somos-Anglo entered into a sales and leaseback agreement of a property located at Avenida João Dias in the city of São Paulo in the amount of R$ 25,500. This transaction included deferred income of R$ 9,104, which has been appropriated according to the lease term of the property (120 months).